4. Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Current Tax Provision:
Federal-State-Local	$ 0	$ 0
Taxable Income	0	0
Total current tax provision	0	0
Deferred Tax Provision:
Federal	0	0
Loss carry-forwards	(1,281)	8,200
Change in valuation allowance	1,281	(8,200)
Total deferred tax provision	$ 0	$ 0